Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 73,445	$ 62,188	[1]	$ 54,048	[1]	$ 63,998	[1]	$ 80,991	[1]	$ 56,145	$ 49,231	$ 46,706	$ 58,182	$ 233,759	$ 199,037	$ 261,225	$ 210,264	$ 169,071
Other comprehensive income (loss), net of tax:
Foreign currency translation	28,514			10,182										6,330	12,518	12,921	(4,273)	3,078
Net change in unrecognized gains (losses) on interest rate swaps, net of tax	625			(1,242)										3,986	(4,233)	(3,201)	(9,066)	8,712
Reversal of unrealized gain on pension plan, net of tax																0	0	(15)
Total other comprehensive income (loss)	29,139			8,940										10,316	8,285	9,720	(13,339)	11,775
Total comprehensive income	$ 102,584			$ 62,988										$ 244,075	$ 207,322	$ 270,945	$ 196,925	$ 180,846

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."